Debt - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended													1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended														1 Months Ended		1 Months Ended			1 Months Ended
	Sep. 30, 2014 Extension Hotel	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior secured term loan facility [member]	Sep. 30, 2014 Senior secured term loan facility [member]	Dec. 31, 2013 Senior secured term loan facility [member]	Oct. 31, 2013 Senior secured term loan facility [member]	Dec. 31, 2012 Senior secured term loan facility [member]	Sep. 30, 2014 Senior Notes [member]	Dec. 31, 2013 Senior Notes [member]	Oct. 31, 2013 Senior Notes [member]	Dec. 31, 2012 Senior Notes [member]	Sep. 30, 2014 Commercial mortgage-backed securities loan [member]		Dec. 31, 2013 Commercial mortgage-backed securities loan [member] Hotel		Oct. 31, 2013 Commercial mortgage-backed securities loan [member]	Dec. 31, 2012 Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Mortgage loan [member]	Sep. 30, 2014 Mortgage loan [member]	Dec. 31, 2013 Mortgage loan [member]	Dec. 31, 2012 Mortgage loan [member]	Oct. 31, 2013 Secured Debt [member]	Dec. 31, 2012 Secured Debt [member]	Oct. 31, 2013 Unsecured Notes 8due 2031 [Member]	Dec. 31, 2013 Unsecured Notes 8due 2031 [Member]	Dec. 31, 2012 Unsecured Notes 8due 2031 [Member]	Aug. 31, 2013 Timeshare Facility [member]	Sep. 30, 2014 Timeshare Facility [member]	Dec. 31, 2013 Timeshare Facility [member]	Oct. 31, 2013 Timeshare Facility [member]	May 31, 2013 Timeshare Facility [member]	Aug. 31, 2013 Securitized Timeshare Financing Receivables [member]	Sep. 30, 2014 Securitized Timeshare Debt [member]	Dec. 31, 2013 Securitized Timeshare Debt [member]	Aug. 31, 2013 Securitized Timeshare Debt [member]	Jun. 10, 2014 Securitized Timeshare Debt 1.77 Notes [Member]	Jun. 10, 2014 Securitized Timeshare Debt 2.07 Notes [Member]	Sep. 30, 2014 Timeshare debt agreements [member]	Dec. 31, 2013 Timeshare debt agreements [member]	Oct. 31, 2013 Fixed Rate Debt [Member] Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member] Extension	Dec. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member] After Extension [Member]	Oct. 31, 2013 Variable rate [member] Commercial mortgage-backed securities loan [member]	Dec. 31, 2013 Variable rate [member] Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Fixed Rate [Member] Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,000,000,000						$ 1,000,000,000																						$ 300,000,000		$ 450,000,000	$ 400,000,000
Long-term debt, gross				6,000,000,000	5,300,000,000	6,000,000,000	7,600,000,000	0	1,500,000,000	1,500,000,000	1,500,000,000	0	3,500,000,000	[1]	3,500,000,000	[1],[2]	3,500,000,000	0	525,000,000	525,000,000	525,000,000	0		15,200,000,000		96,000,000	96,000,000														2,625,000,000		875,000,000			875,000,000
Debt instrument, interest rate, stated percentage				3.75%	3.50%	3.75%			5.625%	5.625%	5.625%									2.30%	2.32%						8.00%		1.40%	1.42%					2.28%	2.28%	1.77%	2.07%			4.47%
Number of hotels securing CMBS loan	23														23
Extinguishment of debt, amount																							13,400,000,000
Redemption price of debt																									100.00%
Debt issuance cost		189,000,000
Deferred financing costs, net		168,000,000
Letters of credit, maximum allowable							150,000,000
Letters of credit outstanding under revolving credit facility	47,000,000			43,000,000		43,000,000
Line of credit facility, remaining borrowing capacity	953,000,000			957,000,000		957,000,000
Line of credit facility, unused capacity, commitment fee percentage						0.50%
Debt discount, percentage							0.50%
Quarterly principal payments							0.25%
Proceeds from issuance of common stock		1,243,000,000
Voluntary repayments of long-term debt				1,250,000,000	700,000,000	350,000,000																						250,000,000
Amortization of debt discount		23,000,000
Debt instrument, number of extensions	3																																									3
Debt instrument, additional interest on variable-rate component LIBOR plus basis points																																												0.25%
Restricted cash and cash equivalents	288,000,000	266,000,000	550,000,000										47,000,000		29,000,000									147,000,000						12,000,000					8,000,000				24,000,000	20,000,000						29,000,000
Basis spread on variable-rate debt																			2.15%																										2.65%
Description of long-term debt																																													the rate would increase by 25 basis points during the final extension period
Term of debt instrument																																													2 years		5 years
Non-recourse debt, including current maturities																												400,000,000	150,000,000	450,000,000				511,000,000	222,000,000	250,000,000	304,000,000	46,000,000
Gross timeshare financing receivables secured under securitized timeshare debt																																	$ 255,000,000

[1]	The initial maturity date of the variable-rate component of this borrowing is November 1, 2015. We assumed all extensions, which are solely at our option, were exercised.
[2]	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.